Financial Liabilities - Loans and Borrowings (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018
Borrowings
Amount extended	€ 4,750,095	€ 4,684,565
Amount extended	211,901	241,895
Non-current, Loan transaction costs	(249,359)	(293,215)
Non-current loans and borrowings	3,579,158	3,295,242
Current loans, Loan transaction costs	(89,998)	(53,679)
Current loans and borrowings	127,895	169,556
Current loans and borrowings, accrued interest	€ 7,682	7,262
Loans and Borrowings
Borrowings
Percentage of original effective interest rate	10.00%
Non-current, Loan transaction costs	€ (197,703)	(223,944)
Current loans, Loan transaction costs	(37,244)	(35,209)
Senior Debt
Borrowings
Amount extended	3,587,171	3,587,171
Non-current loans and borrowings, Carrying amount	3,296,025	3,335,415
Current loans and borrowings, Carrying Amount		34,035
EIB Loan
Borrowings
Amount extended	270,000	270,000
Non-current loans and borrowings, Carrying amount	148,750	180,625
Current loans and borrowings, Carrying Amount	31,875	31,875
Revolving credit facility
Borrowings
Amount extended	882,924	€ 817,394
Non-current loans and borrowings, Carrying amount	€ 330,000
Revolving Credit Facility, Maturing in 2025
Borrowings
Interest rate basis	US Libor
Adjustment to interest rate basis (as a percent)	1.50%
Other Non-current Loans
Borrowings
Interest rate basis	1.93%	1.93%
Amount extended	€ 10,000	€ 10,000
Non-current loans and borrowings, Carrying amount	2,086	3,146
Other Current Loans
Borrowings
Amount extended	211,901	241,895
Current loans and borrowings, Carrying Amount	€ 133,264	€ 138,855
Other Current Loans | Minimum
Borrowings
Nominal interest rate for loans received	0.10%	0.10%
Other Current Loans | Maximum
Borrowings
Nominal interest rate for loans received	2.50%	2.50%
US Dollar | Senior Debt Tranche B, Maturity in 2027
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)	2.00%	2.00%		2.00%
Amount extended	€ 2,227,171	€ 2,227,171
Non-current loans and borrowings, Carrying amount	€ 2,037,471	2,002,615
Current loans and borrowings, Carrying Amount		€ 20,435
US Dollar | Revolving Credit Facility, Maturing in 2025
Borrowings
Adjustment to interest rate basis (as a percent)	1.50%	1.50%
Amount extended	€ 882,924	€ 817,394
Non-current loans and borrowings, Carrying amount	€ 330,000
Euros | Senior Debt Tranche B Maturity in 2027
Borrowings
Current loans and borrowings, Carrying Amount		€ 13,600
Euros | Senior Debt Tranche B, Maturity in 2027
Borrowings
Interest rate basis	Euribor
Adjustment to interest rate basis (as a percent)	2.25%	2.25%	2.25%	2.25%
Amount extended	€ 1,360,000	€ 1,360,000
Non-current loans and borrowings, Carrying amount	€ 1,258,554	€ 1,332,800
Euros | EIB Loan, Maturing in 2025
Borrowings
Nominal interest rate for loans received	2.40%	2.40%	2.40%		2.40%
Amount extended	€ 100,000	€ 100,000
Non-current loans and borrowings, Carrying amount	31,875	42,500
Current loans and borrowings, Carrying Amount	€ 10,625	€ 10,625
Euros | EIB Loan, Maturing in 2027
Borrowings
Nominal interest rate for loans received	2.02%	2.02%
Amount extended	€ 85,000	€ 85,000
Non-current loans and borrowings, Carrying amount	53,125	63,750
Current loans and borrowings, Carrying Amount	€ 21,250	€ 21,250
Euros | EIB Loan, Maturing in 2028
Borrowings
Nominal interest rate for loans received	2.15%	2.15%
Amount extended	€ 85,000	€ 85,000
Non-current loans and borrowings, Carrying amount	€ 63,750	€ 74,375